GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

15. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	2024	2023
Salaries and benefits	$1,918	$1,506
Office and miscellaneous	1,591	1,399
Professional fees	1,326	1,378
Management and consulting fees	490	436
Investor relations	270	245
Directors fees	170	187
Regulatory and compliance fees	176	164
Depreciation	153	135
Travel and promotion	132	170
	$6,226	$5,620